Financial Instruments (Schedule of Contractual Maturities of Financial Liabilities ) (Details) - EUR (€) € in Thousands	Dec. 31, 2017		Dec. 31, 2016
Derivative finance liabilities
Currency swap	€ 1,244
Carrying amount [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	44,864		€ 17,737
Finance lease obligation including current maturities	4,020		4,338
Debentures	57,631		33,806
Trade payables and other accounts payable	2,990		2,389
Total non-derivative financial liabilities	109,505		58,270
Derivative finance liabilities
Forward contracts	2,650		48
Currency swap	1,244
Swap contracts	539	[1]	2,758
Total derivative finance liabilities	4,433		2,806
Contractual cash flows [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	48,506		21,163
Finance lease obligation including current maturities	4,987		5,470
Debentures	67,884		41,063
Trade payables and other accounts payable	2,990		2,389
Total non-derivative financial liabilities	124,367		70,085
Derivative finance liabilities
Forward contracts	2,650		48
Currency swap	1,244
Swap contracts	539	[1]	2,758
Total derivative finance liabilities	4,433		2,806
Less than 1 year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	4,313		1,245
Finance lease obligation including current maturities	483		483
Debentures	7,251		6,550
Trade payables and other accounts payable	2,990		2,389
Total non-derivative financial liabilities	15,037		10,667
Derivative finance liabilities
Forward contracts
Currency swap	(145)
Swap contracts	121	[1]	479
Total derivative finance liabilities	(24)		479
Second year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	4,861		1,642
Finance lease obligation including current maturities	483		483
Debentures	11,398		6,322
Trade payables and other accounts payable
Total non-derivative financial liabilities	16,742		8,447
Derivative finance liabilities
Forward contracts
Currency swap	75
Swap contracts	183	[1]	683
Total derivative finance liabilities	258		683
3-5 year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	14,744		5,195
Finance lease obligation including current maturities	1,449		1,449
Debentures	31,880		17,598
Trade payables and other accounts payable
Total non-derivative financial liabilities	48,073		24,242
Derivative finance liabilities
Forward contracts	2,650		48
Currency swap	446
Swap contracts	116	[1]	655
Total derivative finance liabilities	3,212		703
Sixth year and thereafter [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	24,588		13,081
Finance lease obligation including current maturities	2,572		3,055
Debentures	17,355		10,593
Trade payables and other accounts payable
Total non-derivative financial liabilities	44,515		26,729
Derivative finance liabilities
Forward contracts
Currency swap	868
Swap contracts	€ 119	[1]	941
Total derivative finance liabilities			€ 941

[1]	See Note 23B